NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	1 Months Ended				12 Months Ended				1 Months Ended	3 Months Ended		1 Months Ended
	Nov. 09, 2012	May 15, 2012	Jan. 25, 2011	Jan. 24, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jan. 24, 2011 Private Placement [Member]	Sep. 30, 2011 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Jan. 24, 2011 Private Placement [Member] Cash Expenses [Member]	Jan. 24, 2011 Private Placement [Member] Non-Cash Convertible Debt Related Expense [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share issued to 22nd Century Limited, LLC due to merger			21,434,446
Percentage of share amounts owned by 22nd Century Limited, LLC			80.10%
Common stock issued in private placement, shares	3,238,000	1,710,833							5,434,446
Common shares issued, price per unit									$ 1.0
Warrants, expiration period									5 years
Warrant issued per each common share issued									0.5
Warrants, exercise price									1.5
Distribution of warrants for common stock, warrants									5,000,000
Warrants issued reclassified as derivative liability				$ 1,511,750					$ 1,550,000
Distribution of warrants for common stock, term									5 years
Distribution of warrants for common stock, exercise price						$ 3.0			$ 3.0
Conversion of shareholder note and accrued interest to common shares and warrants				614,070
Options granted as payment for equity securities					10,000				395,376
Gross cash proceed from private placement									4,425,000
Net proceeds from private placement	681,000	786,500							3,200,000
Private placement expense										167,820	167,820	1,025,000	395,376
Estimated fair value of warrants issued to placement agent									390,000
Warrants issued during the period including placement agents and advisor warrants					3,523,033	8,668,701			934,755
Reduction of debt and accrued interest obligations									614,000
Number of patents issued					107
Number of countries where company owns or has exclusive licenses					78
Number of pending patent application					39
Preferred stock, shares issued					0	0		2,500
Patent and trademark costs, gross					2,226,586	2,063,812
Patent and trademark costs, accumulated amortization					873,282	676,708
Patent and trademark costs, estimated amortization expense for year one					208,000
Patent and trademark costs, estimated amortization expense for year two					208,000
Patent and trademark costs, estimated amortization expense for year three					208,000
Patent and trademark costs, estimated amortization expense for year four					208,000
Patent and trademark costs, estimated amortization expense for year five					208,000
Deferred debt issuance costs, net					4,232	22,405
Amortization of debt issuance costs					18,173	1,095
Net deferred tax asset from change in tax status					300,000
Other income - therapeutic grant						223,540
Number of cigarettes delivered					2,700,000	9,000,000
Revenue recognized from contract					15,683	772,990
Convertible notes, face amount							1,750,000
Convertible notes, fair value							$ 2,800,000